Notes Payable (Tables)	12 Months Ended
Dec. 31, 2021
Notes Payable [Abstract]
Schedule of the notes payable
	December 31,	December 31,
	2021	2020
Note payable to Miller, collateralized by land and two buildings, due in 11 monthly installments of $7,000, beginning December 1, 2021, and a balloon payment of $3,000 due on October 1, 2022, non-interest bearing.	$66,000	-
Note payable to Wheeler Machinery, collateralized by a 374 DL Excavator, due in monthly installments of $19,575, beginning June 2020, including interest at 8.5%, until paid in full (December 2021).	-	$304,845
Note payable to ICM Solutions, LLC, collateralized by three conveyor systems, due in monthly installments of $4,365, beginning April 2020, including interest at 9% until paid in full (December 2021).	-	69,230
Note payable to Wheeler Machinery, collateralized by a used CAT 740 Haul truck (SN2293), originally due in monthly installments of $14,475, beginning May 2019, including interest at 9%.	-	86,807
Note payable to Epiroc, collateralized by a used Epiroc drill due in 36 monthly payments of $14,679 including interest at 5.2%.	226,115	386,268
Note payable to Wheeler Machinery, collateralized by a used D8T dozer, due in monthly installments of $19,125, beginning August 2019, including interest at 9%, until paid in full	102,368	349,761
Note payable to Komatsu Equipment, collateralized by a used PC490 Excavator 1 payment of $28,823 and 12 monthly payments of $1,903 including interest at 4.6%.	-	11,275
Note payable to Wheeler Machinery, collateralized by a used CAT 740 Haul Truck, due in 14 monthly installments of $14,475, beginning in July 2021, including interest at 7.48%, with a balloon payment due in August 2022 of $18,185.	130,128	-
Note payable to Goodfellow, collateralized by a JM Conveyor, due in 19 monthly installments of $4,675, beginning in February 2021 including interest at 15%.	18,900	-
	543,511	1,208,186
Current portion	(427,413)	(981,759)
Long term portion	$116,098	$226,427

Principal payments due are as follows for the years ended: December 31, 2022	$427,413
December 31, 2023	116,098
Total	$543,511